Marketable Securities - Noncurrent - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Preferred shares conversion ratio	1
Realized gains from disposal of marketable securities	$ 5,665	$ 6,299
Marketable securities - Current	17,773	42,347
Percentage of marketable securities disposed off	6.07%
Available for sale Securities Non Current
Schedule of Available-for-sale Securities [Line Items]
Realized gains from disposal of marketable securities	3,400	5,800	0
Available for sale Securities Current
Schedule of Available-for-sale Securities [Line Items]
Realized gains from disposal of marketable securities	2,300	535	0
Available for sale Securities Current | Sale of Investments
Schedule of Available-for-sale Securities [Line Items]
Realized gains from disposal of marketable securities	2,300
Marketable securities - Current, number of share disposed	74
Marketable securities - Current	$ 2,500